Summary of principal accounting policies - Property, equipment and software (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Software development cost capitalized	¥ 7,922,000	¥ 0	¥ 0
Amortization expense for capitalized software costs	1,280,000	0	0
Unamortized amount of capitalized internal use software development costs	6,642,000	0
Power bank sales
Cost of revenues	¥ 27,956,000	¥ 31,856,000	¥ 31,960,000
Cabinets
Property plant and equipment	5 years
Power banks
Property plant and equipment	3 years
Computer and electronic equipment
Property plant and equipment	3 years
Production tools
Property plant and equipment	5 years
Software
Property plant and equipment	10 years
Others | Minimum
Property plant and equipment	3 years
Others | Maximum
Property plant and equipment	5 years